Expense Example {- Fidelity Series International Index Fund} - 10.31 Fidelity Series International Index Fund PRO-07 - Fidelity Series International Index Fund - Fidelity Series International Index Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 1
3 years	4
5 years	15
10 years	$ 51